UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                                                  -----------------------------
                                                          OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:      3235-0006
                                                  Expires:
                                                  Estimated average
                                                     burden hours per
                                                     response:..........24.7
                                                  -----------------------------

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ];  Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCVF Management, L.L.C.
Address: 528 Ramona Street, Palo Alto, CA 94301

Form 13F File Number: 28-06209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carla S. Newell
Title: Attorney-in-Fact
Phone: 650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell              Palo Alto, California           August 6, 2001
-----------------------          ---------------------           --------------
    [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total:  $80,150
                                        (thousands)

List of Other Included Managers:

NONE

                                                      FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED     NONE
--------------------------- -------------- ---------  --------  --------    ---  ----  ------- --------  --------  ------   --------
Actuate Corporation          Common         00508B102     1,041  109,000     SH          Sole            109,000      0         0
Adobe Systems Incorporated   Common         00724F101       940   20,000     SH          Sole             20,000      0         0
Agile Software               Common         00846X105       765   45,000     SH          Sole             45,000      0         0
Altera Corporation           Common         021441100     1,450   50,000     SH          Sole             50,000      0         0
America Online               Common         02364J104     5,056   95,400     SH          Sole             95,400      0         0
BEA Systems, Inc.            Common         073325102     4,299  140,000     SH          Sole            140,000      0         0
Brocade Communication Syst   Common         111621108     1,654   37,600     SH          Sole             37,600      0         0
Cisco Systems, Inc.          Common         17275R102     1,274   70,000     SH          Sole             70,000      0         0
Citrix Systems, Inc.         Common         177376100     1,047   30,000     SH          Sole             30,000      0         0
E.piphany, Inc.              Common         26881V100     1,930  190,000     SH          Sole            190,000      0         0
eBay, Inc.                   Common         278642103     3,082   45,000     SH          Sole             45,000      0         0
Embarcadero Tech, Inc.       Common         290787100       413   18,500     SH          Sole             18,500      0         0
EMC Corp.                    Common         268648102       585   20,000     SH          Sole             20,000      0         0
Emulex Corp.                 Common         292475209     1,818   45,000     SH          Sole             45,000      0         0
FirePond, Inc.               Common         318224102         4    3,200     SH          Sole              3,200      0         0
Flextronics Intl. Ltd.       Common         Y2573F102     3,525  135,000     SH          Sole            135,000      0         0
HomeStore.com, Inc.          Common         437852106     4,545  130,000     SH          Sole            130,000      0         0
I2 Technologies, Inc.        Common         465754109     2,713  137,000     SH          Sole            137,000      0         0
Informatica Corp.            Common         45666Q102     2,778  160,000     SH          Sole            160,000      0         0
Jabil Circuit Inc.           Common         466313103       926   30,000     SH          Sole             30,000      0         0
Linear Technology Corp.      Common         535678106     3,317   75,000     SH          Sole             75,000      0         0
Mercury Interactive Corpora  Common         589405109     1,198   20,000     SH          Sole             20,000      0         0
Micrel, Inc.                 Common         594793101     2,970   90,000     SH          Sole             90,000      0         0
Microsoft Corporation        Common         594918104     2,190   30,000     SH          Sole             30,000      0         0
Netegrity, Inc.              Common         64110P107       750   25,000     SH          Sole             25,000      0         0
Network Appliance, Inc.      Common         64120L104     1,302   95,000     SH          Sole             95,000      0         0
ONI Systems Corp.            Common         68273F103     1,535   55,000     SH          Sole             55,000      0         0
PMC-Sierra, Inc.             Common         69344F106     1,087   35,000     SH          Sole             35,000      0         0
Powerwave Technologies, Inc  Common         739363109     2,320  160,000     SH          Sole            160,000      0         0
QLogic Corporation           Common         747277101       645   10,000     SH          Sole             10,000      0         0
Quest Software, Inc.         Common         74834T103     1,321   35,000     SH          Sole             35,000      0         0
RF Micro Devices, Inc.       Common         749941100       674   25,000     SH          Sole             25,000      0         0
Sanmina Corp.                Common         800907107     1,053   45,000     SH          Sole             45,000      0         0
Siebel Systems, Inc.         Common         826170102     4,052   86,400     SH          Sole             86,400      0         0
SpeechWorks Intl., Inc.      Common         84764M101       330   21,000     SH          Sole             21,000      0         0
Support.com, Inc.            Common         868587106       226   35,000     SH          Sole             35,000      0         0
TEXAS INSTRUMENTS INC        Common         882508104     1,436   45,000     SH          Sole             45,000      0         0
Ticketmaster                 Common         88633P203     2,072  140,000     SH          Sole            140,000      0         0
VeriSign, Inc.               Common         92343E102     4,501   75,000     SH          Sole             75,000      0         0
Veritas Software Company     Common         923436109     4,940   74,250     SH          Sole             74,250      0         0
Vitesse Semiconductor Corpo  Common         928497106       736   35,000     SH          Sole             35,000      0         0
Xilinx Inc.                  Common         983919101     1,650   40,000     SH          Sole             40,000      0         0

Total                                                    80,150
